Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, Plant and Equipment
21. PROPERTY, PLANT AND EQUIPMENT

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(2)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2021	1,272	1,375	436	720	218	4,021
Additions	126	26	—	284	65	501
Disposals	(420)	(352)	(2)	(249)	(29)	(1,052)
At 31 December 2021	978	1,049	434	755	254	3,470
Accumulated depreciation:
At 1 January 2021	489	1,068	434	178	118	2,287
Charge for the year(1)	32	86	1	81	19	219
Impairment during the year	46	28	—	—	23	97
Disposals	(233)	(325)	(1)	(99)	(23)	(681)
At 31 December 2021	334	857	434	160	137	1,922
Net book value	644	192	—	595	117	1,548

Cost:
At 1 January 2020	1,270	1,436	439	738	212	4,095
Additions	61	43	2	185	8	299
Disposals	(59)	(104)	(5)	(203)	(2)	(373)
At 31 December 2020	1,272	1,375	436	720	218	4,021
Accumulated depreciation:
At 1 January 2020	454	1,016	434	164	60	2,128
Charge for the year(1)	55	111	—	92	58	316
Impairment during the year	24	—	—	—	—	24
Disposals	(44)	(59)	—	(78)	—	(181)
At 31 December 2020	489	1,068	434	178	118	2,287
Net book value	783	307	2	542	100	1,734
(1)Following a review of the estimated useful lives of property as part of Santander UK's transformation program, the charge for the period includes accelerated property depreciation of £9m (2020: £9m).
(2)Property, plant and equipment includes assets under construction of £106m (2020: £55m).
In Q2 2021, we sold our current head office site in Triton Square, London to a wholly owned subsidiary of Banco Santander SA. Property, office fixtures and equipment and right-of-use assets were impaired in the period as a result of our multi-year transformation project. The impairment relates to leasehold properties within the scope of our branch network restructuring programme and head office sites which are either closing or consolidating.
As part of our plan to be the best bank to work for in the UK, we are building a new head office in Milton Keynes to meet the flexible needs of a modern workforce. It represents a planned investment of more than £200m, funded from existing resources. Site works began in Q1 2020 with practical completion expected in March 2023. Expenditure at 31 December 2021 was approximately £57m.